Financial Liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Liabilities	Financial liabilities
The breakdown of financial liabilities at December 31, 2021 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2022	2023	2024	2025	2026	Subsequent years	Non-current total	Total
Debentures and bonds	3,910	1,447	1,132	2,835	2,109	22,487	30,010	33,920
Promissory notes & commercial paper	1,091	47	127	54	12	157	397	1,488
Total Issues	5,001	1,494	1,259	2,889	2,121	22,644	30,407	35,408
Loans and other payables	1,647	607	645	636	212	946	3,046	4,693
Derivative instruments (Note 19)	357	134	32	15	45	1,611	1,837	2,194
Total	7,005	2,235	1,936	3,540	2,378	25,201	35,290	42,295
The estimate of future payments for interest on these financial liabilities at December 31, 2021 is as follows: 1,150 million euros in 2022, 1,056 million euros in 2023, 981 million euros in 2024, 927 million euros in 2025, 875 million euros in 2026 and 8,143 million euros in years after 2026. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2021.
Derivative instruments in the table above include the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (995 million euros, see Note 15) and non-current financial assets (2,772 million euros, see Note 12).
In 2020 and 2021, the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flows used in financing activities (see Note 28). At December 31, 2021, the corresponding amount pending payment, recognized in “Loans and other payables” line, was 36 million euros (59 million euros at December 31, 2020).
The deferred payments made in relation to this item during the year amounted to 108 million euros (235 million euros in 2020).
The composition of the financial liabilities by category at December 31, 2021 and 2020 is as follows:

December 31, 2021
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	35,408	35,408	39,412
Loans and other payables	—	—	—	—	—	—	4,693	4,693	4,656
Derivative instruments	524	—	1,670	6	2,188	—	—	2,194	2,194
Total financial liabilities	524	—	1,670	6	2,188	—	40,101	42,295	46,262

December 31, 2020
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	41,022	41,022	46,624
Loans and other payables	—	—	—	—	—	—	4,535	4,535	4,595
Derivative instruments	1,208	—	3,655	4	4,859	—	—	4,863	4,863
Total financial liabilities	1,208	—	3,655	4	4,859	—	45,557	50,420	56,082
The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2021, some of the financing arranged by Telefónica Group companies in Latin America (Brazil, Peru and El Salvador), which amounted to approximately 1% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met and have no impact on the debt of the Telefónica Group companies. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Some of the financial liabilities of Telefónica Group includes adjustments in the amortized cost at December 31, 2021 and 2020 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in issues, promissory notes, commercial paper, loans and other payables in 2021 and 2020 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2020	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2021
Issues	38,749	561	(5,847)	889	(444)	12	33,920
Promissory notes and commercial paper	2,273	53	(1,042)	5	—	199	1,488
Loans and other payables	4,535	3,120	(3,178)	(32)	80	168	4,693

		Cash used in financing activities
Millions of euros	Balance at 12/31/2019	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2020
Issues	42,636	4,011	(6,728)	(1,501)	344	(13)	38,749
Promissory notes and commercial paper	2,358	276	(343)	(16)	—	(2)	2,273
Loans and other payables	4,488	3,121	(2,605)	(290)	23	(202)	4,535
Debentures and bonds
At December 31, 2021, the nominal amount of outstanding debentures and bonds issues was 32,156 million euros (36,502 million euros at December 31, 2020). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2021, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., Telefónica Europe, B.V. and Telefónica Participaciones, S.A.U., all of which are fully owned subsidiaries of Telefónica, S.A.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:
•At December 31, 2021, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2021 was 999 million euros, issued at an average interest rate of -0.46% for 2021 (1,248 million euros issued in 2020 at an average rate of -0.28%).
•At December 31, 2021, Telefónica, S.A. had a corporate promissory note program for 2,000 million euros, with an outstanding balance at December 31, 2021 of 30 million euros (269 million euros at December 31, 2020).

Interest-bearing debt
The average interest rate on outstanding loans and other payables at December 31, 2021 was 1.30% (1.29% in 2020). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2021 and 2020 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2021 mainly includes the following:

Description	Limit 12/31/2021 (million euros)	Currency	Outstanding balance 12/31/2021 (million euros)	Arrangement date	Maturity date	Drawndown 2021 (million euros)	Repayment 2021 (million euros)
Telefónica, S.A.
Bilateral loan (1)	—	EUR	—	11/08/2019	06/14/2021	—	150
Bilateral loan (2)	—	EUR	—	03/26/2021	06/28/2021	200	200
Syndicated (3)	5,500	EUR	—	03/15/2018	03/15/2026	—	—
Bilateral loan (4)	—	EUR	—	12/04/2019	08/06/2021	—	200
Bilateral loan (5)	—	EUR	—	07/11/2019	08/16/2021	—	200
Credit (6)	—	GBP	—	05/23/2013	09/30/2021	—	116
Colombia Telecomunicaciones S.A. E.S.P.
Syndicated (7)	—	USD	—	03/18/2020	07/27/2021	—	210
Bilateral loan	—	COP	111	07/06/2021	03/19/2025	111	—
Telefónica Germany GmbH & Co. OHG
BEI Financing (Tranche 1)	—	EUR	300	12/18/2019	06/18/2029	300	—
BEI Financing (Tranche 2)	—	EUR	150	01/14/2020	07/14/2029	150	—
Syndicated (8)	750	EUR	—	12/17/2019	12/17/2026	—	—
T. Móviles Chile, S.A.
Syndicated	—	USD	—	04/15/2016	04/15/2021	—	—
Telxius Telecom, S.A.
Syndicated	300	EUR	162	12/01/2017	12/01/2024	—	36
Bilateral loan (9)	—	EUR	—	11/29/2019	08/31/2021	—	150

(1) On June 14, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in 2030.
(2) On June 28, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2022.
(3) On March 15, 2021, there was an extension of the syndicated loan for 5,500 millions euros, originally scheduled to mature in 2025.
(4) On August 6, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2027.
(5) On August 16, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2026.
(6) On September 30, 2021, there was an early repayment of the 100 million sterling pounds credit, originally scheduled to mature in 2023.
(7) On March 12, 2021, there was an early repayment for 100 million dollars, on May 12, 2021 12.5 million dollars, on June 28, 2021 for 53 million dollars, on July 8, 2021, for 53.5 million dollars and on July 27, 2021 for 31 million dollars.
(8) On November 16, 2021, there was a maturity extension of its 750 million euros syndicated loan signed on December 17, 2019 until 2026.
(9) On August 31, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in November 2021.

At December 31, 2021, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 12,182 million euros (13,354 million euros at December 31, 2020), of which 11,791 million euros will mature in more than twelve months.
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2021 and 2020, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Euro	3,148	2,557	3,148	2,557
U.S. dollar	885	1,707	781	1,391
Brazilian real	225	376	36	59
Colombian peso	1,399,759	899,695	310	214
Pounds sterling	1	100	1	111
Uruguayan peso	5,456	—	108	—
Chilean Peso	177,845	66,311	186	76
Other currencies			123	127
Total Group			4,693	4,535